Prepayments (Detail Textuals)			12 Months Ended				1 Months Ended		2 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 Construction For New Plant USD ($)	Jun. 30, 2013 Construction For New Plant CNY	Jun. 30, 2010 Construction For New Mining Tunnels USD ($)	Jun. 30, 2010 Construction For New Mining Tunnels CNY	May 31, 2012 Safety Instruments At Hongchang Coal USD ($)	May 31, 2012 Safety Instruments At Hongchang Coal CNY	Sep. 30, 2012 Safety Instruments Xingsheng Coal Mine USD ($)	Sep. 30, 2012 Safety Instruments Xingsheng Coal Mine CNY	Sep. 30, 2012 Consolidating Of Hongchang Coal Mine Shunli Coal Mine, Shuangrui Coal Mine USD ($)	Sep. 30, 2012 Consolidating Of Hongchang Coal Mine Shunli Coal Mine, Shuangrui Coal Mine CNY	Jun. 30, 2013 Land use rights USD ($)	Jun. 30, 2013 Land use rights CNY
Business Acquisition [Line Items]
Prepayments for land use rights	$ 11,349,040	$ 11,110,556
Estimated total cost of acquire land use rights													11,819,490	73,050,000
Prepayments for construction during period			$ 20,500,000	126,500,000	$ 1,290,000	8,000,000	$ 3,240,000	20,000,000	$ 14,100,000	87,100,000	$ 11,100,000	68,700,000